FundX Investment Trust
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91746

March 18, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street N.E.
Washington, D.C.  20549

Re:	FundX Investment Trust (the “Trust”)

Ladies and Gentlemen:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6(a) of the Securities Act of 1933, as amended, transmitted herewith is the registration statement for FundX Investment Trust, a registered investment company administered by U.S. Bancorp Fund Services, LLC.  The Trust has previously filed the notification of registration as required by Section 8(a) of the 1940 Act.

If you have any questions or require further information, please contact the undersigned at (626) 914-7363.

Sincerely,

/s/Elaine E. Richards

Elaine E. Richards.
For U.S. Bancorp Fund Services, LLC

cc:  Steven G. Cravath, Cravath & Associates, LLC